Derivatives and Hedge Accounting - Balance sheet location (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fixed maturity securities
Derivative [Line Items]
Carrying amount of hedged assets	$ 6,520	$ 7,478
Commercial mortgage and other loans
Derivative [Line Items]
Carrying amount of hedged assets	0	0
Policyholder contract deposits(b)
Derivative [Line Items]
Carrying amount of hedged liabilities	(2,218)	(1,500)
Cumulative effect of change in accounting principle | Fixed maturity securities
Derivative [Line Items]
Carrying amount of hedged assets	0	0
Cumulative effect of change in accounting principle | Commercial mortgage and other loans
Derivative [Line Items]
Carrying amount of hedged assets	(25)	(6)
Cumulative effect of change in accounting principle | Policyholder contract deposits(b)
Derivative [Line Items]
Carrying amount of hedged liabilities	$ (68)	$ 79